Lease (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Lease
Schedule of lease

	Right-of-use assets	Lease liabilities
Balance at January 1, 2021	1,044	1,111
Additions	1,706	1,706
Depreciation	(829)	—
Interest expense	—	50
Payments	—	(990)
Effect of foreign exchange rates	—	(35)
Balance at June 30, 2021	1,921	1,842

Lease liabilities - current		1,274
Lease liabilities - non-current		568

	Right-of-use assets	Lease liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(91)	—
Interest expense	—	27
Payments	—	(269)
Effect of foreign exchange rates	—	52
Balance at June 30, 2020	1,216	1,116

Lease liabilities - current		378
Lease liabilities - non-current		738

	Right-of-use	Lease
	assets	liabilities
Balance at January 1, 2019	—	—
Additions	101	101
Depreciation	(30)	—
Interest expense	—	1
Payments	—	(31)
Effect of foreign exchange rates	—	(1)
Balance at December 31, 2019	71	70
Lease liabilities – current		49
Lease liabilities – non-current		21

	Right-of-use	Lease
	assets	liabilities
Balance at January 1, 2020	71	70
Additions	1,236	1,236
Depreciation	(263)	—
Interest expense	—	26
Payments	—	(367)
Effect of foreign exchange rates	—	146
Balance at December 31, 2020	1,044	1,111
Lease liabilities – current		293
Lease liabilities – non-current		818

Schedule of amounts recognized in consolidated statement of profit or loss

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Expense relating to low-value leases	8	5	5	—
Interest expense on lease liabilities	50	27	26	19
	58	32	31	19

	2020	2019
Expense relating to short-term leases	9	20
Expense relating to leases of low-value assets	—	8
Interest expense on lease liabilities	26	1
	35	29

Schedule of cash outflow for leases

	Six months ended June 30,		Three months ended June 30,
	2021	2020	2021	2020
Cash outflow for leases	940	242	390	142
Cash outflow for short-term and low-value leases	—	4	—	—
Total cash outflow for leases	940	246	390	142

	2020	2019
Cash outflow for leases excluding exemptions	367	31
Cash outflow for short-term and low-value leases	5	28
Total cash outflow for leases	372	59